SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

(b)   Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Non-controlling interests

(c)   Non-controlling interests

For the Group’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. Non-controlling interests are classified as a separate line item in the equity section of the Group's consolidated balance sheets and have been separately disclosed in the Group's consolidated statements of comprehensive loss to distinguish the interests from that of the Group. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates

(d)   Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to, estimates for provision of accounts receivable and inventories, useful lives and impairment of long-lived assets, accounting for deferred income taxes and uncertain tax benefits, valuation allowance for deferred tax assets, and valuations for the warrant liability, Angel Shares and convertible redeemable preferred shares. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(e)   Foreign currency

The functional currency of the Company, Luckin BVI and Luckin HK , Luckin Roasting and Luckin Roastery is the United States dollar (“US$”) and its reporting currency is Renminbi (the “RMB”). The functional currency of the Company’s PRC subsidiaries and the VIE is the RMB as determined based on the criteria of ASC  830, Foreign Currency Matters.

The financial statements of the Company, Luckin BVI and Luckin HK, Luckin Roasting and Luckin Roastery are translated from the functional currency to the reporting currency, RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive (loss)/income, a component of shareholders’ (deficits)/equity.

Convenience translation

(f)   Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9618 on December 31, 2019, the last business day in fiscal year 2019, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents

(g)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal or use, and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash

(h)   Restricted cash

Restricted cash is reported separately on the face of the Consolidated Balance Sheets. The Group adopted Accounting Standard Update (ASU) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash for the fiscal year of 2019. As a result, restricted cash is included in the total cash and cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows. For the period from June 16, 2017 (date of inception) through December 31, 2017 and for the year ended December 31, 2018, there is no impact on cash flow as no restricted cash existed. The Group's restricted cash mainly represents security deposits held in bank accounts for bank acceptance notes. Restricted cash is classified as current and non-current based on the duration of restriction.

Short-term investments

(i)   Short-term investments

All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Group accounts for short-term investments in accordance with ASC  320, Investments — Debt and Equity Securities . Interest income is included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The Group does not intend to sell the investments and it is not more likely than not that the Group will be required to sell the investments before maturity.

Accounts receivable

(j)   Accounts receivable

Accounts receivable represents the amounts that the Group has an unconditional right to consideration. The Group considers many factors in assessing the collectability of its accounts receivable, such as industry trend, the age of the amounts, the payment history, and conditions that may affect the customers' ability to pay. There is no provision made for accounts receivable as of December 31, 2018 and 2019.

Inventories

(k)   Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventory are determined using the moving weighted average method. The Group records inventory impairment for obsolete and slow-moving inventory. Inventory impairment is based on inventory obsolescence trends, historical experience and application of the specific identification method. For the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, the Group recognized inventory impairment of nil,  nil and RMB2,158 (US$310) respectively.

Property and equipment

(l)   Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Office buildings	40-50 years

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and the depreciation of these assets commences when the assets are ready for their intended use.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment of long-lived assets other than goodwill

(m)  Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that indicate that the carrying amount of an asset or asset group may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows of the asset or asset group is less than the carrying amount of the assets or the asset groups, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets or the asset groups over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset groups based on forecasted future sales and operating costs, using internal projections, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The Group estimates of future cash flows requires management to make assumptions and to apply judgment, including forecasting future sales and gross profits and estimating useful lives of the assets or asset groups. These estimates can be affected by factors such as future sales results, store closure plans, economic conditions, business interruptions, interest rates and government regulations that can be difficult to predict. If actual results and conditions are not consistent with the estimates and assumptions used in its calculations, the Group may be exposed to additional impairments of long-lived assets.

For the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, the Group recognized impairment of long-lived assets other than goodwill of nil,  nil and RMB209,249 (US$30,057) respectively. The impairment loss consisted of: 1) the impairment loss amounted to RMB52,058 (US$7,478) for the asset group related to Luckin Coffee EXPRESS, which is an unmanned machine that prepares a selection of freshly brewed drinks (see Note 8 and Note 9), 2) the impairment loss amounted to RMB151,916 (US$21,821) for the asset group related to underperforming or planned closed self-operating stores (see Note 8 and Note 9), and 3) the impairment loss amounted RMB5,275 (US$758) related to the cancellation of the constructing coffee bean roasting factories and return of the land use right to local government in Tongan city, Fujian province and Tianjin (see Note 8 and Note 9).

Fair value of financial instruments

(n)   Fair value of financial instruments

The Group applies ASC 820, Fair Value Measurements and Disclosures, (''ASC 820''). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts and notes payable, receivables from online payment platforms, accounts receivable, deposits, other receivables and payables, short-term bank borrowing, long-term borrowing, capital lease obligation and warrant liability. The warrant liability is measured at fair value (Note 19). Other than the warrant liability, the carrying values of these financial instruments approximate their fair values due to their short-term maturities. The carrying amount of the long-term borrowing approximates its fair values since it bears an interest rate which approximates market interest rate. The warrant liability is initially measured at fair value on the issuance date, and subsequently re-measured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.

Revenue recognition

(o)  Revenue recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), to provide principles within a single framework for revenue recognition of transactions involving contracts with customers across all industries. The standard allows for either a full retrospective or modified retrospective transition method. Additional amendments were subsequently issued by the FASB to clarify the implementation guidance. The Group adopted ASC 606, on January 1, 2019, and applied the modified retrospective transition approach which did not have impact on the beginning retained earnings on January 1, 2019. Revenues for the prior periods were not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition. The Group’s revenue recognition policies effective on the adoption date of ASC 606 are presented as below.

Revenues from product sales

Customers place orders and pay for freshly brewed drinks and other products (including pre-made food, beverage and merchandise items) mainly through the Group’s self-developed app, Weixin mini-program and Meituan platform with different options to pay through third-party payment channels. The Group recognizes revenues at point in time when the Group satisfies its performance obligation upon customers’ in-store pickup or the delivery of promised products to customers. Delivery service is provided if it is a delivery order. Delivery service is determined as an activity to fulfill the Group’s promise to transfer the products, rather than another distinct performance obligation as it is performed before the customers obtain control of the products. Revenues represent the amount of consideration that the Group is entitled to, including products settlement price and delivery fees charged to customers, net of value-added tax (“VAT”), surcharges, discounts and returns, if any. There is no significant financing component or variable consideration in the transaction price. The Group reasonably estimates the possibility of return based on the historical experience, and there were no material returns historically.

Revenue from product sales were RMB250,  RMB840,695 and RMB3,009,590 (US$432,301) for the period from June 16, 2017 (date of inception) through December 31, 2017 and the years ended December 31, 2018 and 2019, respectively.

Revenues from partnership stores

The Group cooperates with selective retail partners to operate the partnership stores they own. Under retail partnership model, the Group sells materials such as coffee beans, milk, food and related products to partners and shares simplified and standardized operation experience and provides use right of brand name and sales and supply chain management in exchange for a profit-sharing on retail sales. Partners are responsible for pre-opening capital investments and operating costs.

Revenues from partnership stores mainly consist of material sales to the partnership stores and profit-sharing revenue from the partnership stores for using the Luckin Coffee or Luckin Tea brand as well as integrated store operation solution.

For material sales, the Group’s performance obligation is to transfer required materials at fixed unit price to partners. The Group provides allowance for materials sales as consideration payable to partners when the products sold in partnership stores to customers at lower price than the cost of materials with certain markup to comply with the Group’s promotion strategy. Allowance for partnership stores is accounted for as a reduction of the transaction price, which is usually determined upon the completion of each order. Therefore, sales of materials are generally recognized on the partnership stores’ acceptance of materials, the settlement price is then deducted by the allowance provided to partnership stores that is determined upon the products are sold in partnership stores, if any.  Revenue from material sales to partnership stores were nil,  nil and RMB12,586 (US$1,808) for the period from June 16, 2017 (date of inception) through December 31, 2017 and the years ended December 31, 2018 and 2019, respectively.

For profit-sharing, the Group provides the integrated store operation solution, which includes the right to use brand name of Luckin Coffee or Luckin Tea, products and brand name promotion activities, unified ordering and payment collections platform, and basic operation guidance on store management and sanitary conditions, etc., in exchange for the profit-sharing based on the gross profit of retail sales. The Group recognizes the profit-sharing revenue from partnership stores at a variable consideration that is based upon partnership stores’ monthly gross profits which are determined at the end of each month. Revenue from partnership stores’ profit-sharing were immaterial during the periods.

The Group also provide pre-opening services such as store design and decoration, which has distinct value to partnership stores. Revenue associated with pre-opening services are recognized upon completion of the related performance obligations and the amount was immaterial for the year ended December 31,2019.

Contract balance

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The Group presents any unconditional rights to consideration separately as a receivable. The Group does not have material contract asset. The balance of accounts receivable, net of nil allowance for doubtful accounts, were nil and RMB22,801 (US$3,275) as of December 31, 2018 and 2019, respectively.

Customers that purchase prepaid coupons are issued additional coupons of the same par value for free at the time of purchase. All prepaid coupons are stored in the “Coffee Wallet” of the customers’ registered accounts for future use. Cash received from the sales of prepaid coupons are recognized as deferred revenues which are contract liabilities under ASC 606. Purchase consideration is allocated to each prepaid coupon, including the coupons issued for free. The allocated considerations are recognized as revenues when the customers consume the prepaid coupons for payments of their purchase. As of December 31, 2018 and 2019, the balance of deferred revenues were RMB126,469 and RMB144,924(US$20,817), respectively.

Costs of materials, store rental and other operating costs

(p)    Costs of materials, store rental and other operating costs

Costs of materials consisted primarily of cost for coffee beans and coffee condiments, pre-made food and beverage items, packaging, supplies and warehouse. Store rental and other operating costs consisted primarily of rental expense of stores, staff costs, utilities, etc.

Sales and marketing expenses

(q)    Sales and marketing expenses

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses, which amounted to RMB23,910, RMB362,142 and RMB586,774 (US$84,285) for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

For promotion, the Group issues free vouchers for complimentary freshly brewed drinks or pre-made food and beverage items for first time user registrations and referrals, without any future purchase requirements. The Group recognizes the related costs in sales and marketing expenses of RMB160,  RMB130,567 and RMB206,723  (US$29,694) for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

Included in sales and marketing expenses are also the costs of deliveries made to customers. The Group incurred RMB29, RMB242,193 and RMB438,914  (US$63,046) of delivery costs for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

General and administrative expenses

(r)   General and administrative expenses

General and administrative expenses consist primarily of payroll and related expenses for employees involved in general corporate functions, research and development expenses, share-based compensation, professional expenses and daily office expenses and rental fees for general corporate functions.

Research and development expenses are included in general and administrative expenses, which are mainly payroll expenses, employee benefits, and other headcount-related expenses associated with platform development and big data analysis to support the Group's business operations.

The Group charged RMB5,081, RMB77,958 and RMB219,048 (US$31,464) of research and development costs to expense for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

Store preopening and other expenses

(s)   Store preopening and other expenses

Store preopening expenses mainly include store rental costs during the start-up of new stores. Other expenses include lease exit costs, such as the write offs of prepaid store rental costs, deposits and leasehold improvements. Costs incurred in connection with the start-up and closure of stores are expensed as incurred.

Leases

(t)   Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. The initial direct costs including processing fees paid to the lessor to consummate the lease are included in the minimum lease payments. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group entered into capital leases for certain store operating equipment during the years ended December 31, 2018 and 2019.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases stores for food and beverage items services provision and office space for corporate administration under operating leases. Most lease agreements contain rent holidays and rent escalation clauses. Rent holidays and escalating rent are considered in determining the straight-line rent expenses to be recorded over the lease terms. The lease terms begin on the dates of initial possession of the lease properties for purposes of recognizing lease expenses on a straight-line basis over the terms of the leases.

Income taxes

(u)   Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (''ASC 740''), Income Taxes . Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expenses. Interest and penalties related to unrecognized tax benefit recognized the Group incurred were nil,  nil, and nil for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

Employee benefit expenses

(v)   Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance, pension benefits and housing provident fund through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB2,777, RMB107,682 and RMB197,327  (US$28,344) for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

Comprehensive loss

(w)  Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income , requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss included net loss and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive loss.

Segment reporting

(x)   Segment reporting

The Group follows ASC 280, Segment Reporting . The Group’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the

Group’s long-lived assets are substantially all located in the PRC and substantially all the Group revenues are derived from within the PRC, no geographical segments are presented.

Loss per share

(y)   Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between ordinary shares, Angel Shares and other participating securities based on their participating rights. Ordinary shares and Angel Shares have the same rights with regard to dividends and distributions upon liquidation of the Group. They share losses during a given period. Diluted loss per share is calculated by dividing net loss attributable to ordinary and angel shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares, Angel Shares and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted loss per share as their effects would be anti-dilutive.

Share-based compensation

(z)   Share-based compensation

The Group applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. The Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized using the accelerated method if it is probable that the performance condition will be achieved. The Group accounts for forfeitures as they occur.

Comparative information	(aa) Comparative information Certain items in prior years' consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.
Recent accounting pronouncements

(bb) Recent accounting pronouncements

The Group is an emerging growth company (‘‘EGC’’) as defined by the Jumpstart Our Business Startups Act (‘‘JOBS Act’’). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases (Topic 842) and issued subsequent amendments to the initial guidance and transitional guidance between January 2018 and November 2019 within ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20, ASU 2019-01, ASU 2019-10 and ASU 2020-05 (collectively, “the new lease standards”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2018-01 clarifies that an entity should determine whether land easements are leases in accordance with Topic 842 and elect an optional transition practical expedient to not evaluate them under Topic 842 before the entity’s adoption. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842.  ASU 2018-20 addressed some stakeholders’ concerns about the accounting of lessors regarding sales taxes, lessor costs and variable payments relating to both a lease component and a non-lease component. ASU 2019-01 clarified that lessors that are not manufacturers or dealers will use their cost as the fair value of the underlying asset and apply the definition of fair value (exit price) in Topic 820 if significant time lapses between the acquisition of the underlying asset and lease commencement.  ASU 2019-10 and ASU 2020-05 extend effective dates for certain entities. The new lease standards are effective for the Group for annual reporting periods beginning January 1, 2022 and interim reporting periods within fiscal years beginning January 1, 2023. Early adoption is permitted. The Group expects to use the modified retrospective and is currently evaluating the impacts the standards will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, (“ASU 2016-13”) and issued subsequent amendments to the initial guidance and transitional guidance between November 2018 and November 2019 within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10 and ASU 2019-11 (collectively, “the new credit losses standards”). ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. ASU 2018-19 clarifies that the impairment of receivables arising from operating leases should be accounted for in accordance with ASC 842.  ASU 2019-04 modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. ASU 2019-05 addresses those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. ASU 2019-10 extend and simplify how effective dates are staggered between larger public companies and all other entities. ASU 2019-11 addressed stakeholders’ specific issues about expected recoveries for purchased financial assets with credit deterioration, transition relief for troubled debt restructurings, disclosures related to accrued interest receivables, financial assets secured by collateral maintenance provisions and conforming amendment to Subtopic 805-20.  The new credit losses standards are effective for the Group for annual reporting periods beginning January 1, 2023 and interim periods therein. Early adoption is permitted. The Group does not plan to early adopt the standards and is currently evaluating the impacts the standards will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (‘‘ASU 2018-13’’), which modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for the Group for annual reporting periods beginning  January 1, 2020 and interim periods therein. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Group is not early adopting the standard and does not expect that this standard will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (''ASU 2019-12''), which simplifies the accounting for income taxes by removing exceptions and simplifies the accounting for income taxes regarding franchise tax, good will, separate financial statements, enacted change in tax laws or rates and employee stock ownership plans. ASU 2019-12 will be effective for the Group for annual reporting periods beginning January 1, 2022 and interim periods within fiscal years beginning January 1, 2023. The Group is not early adopting the standard and does not expect that this standard will have a material impact on its consolidated financial statements.